Note 10 - Income taxes (Detail) - The Income Tax Provision (Benefit) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Current:
Federal	$ 0	$ 0
State	0	0
Foreign	0	0
	0	0
Deferred:
Federal	(2,126,006)	(2,885,054)
State	(227,883)	(332,175)
Foreign	12,556	52,136
Change in valuation allowance	$ 2,341,333	$ 3,165,093